Leases - Summary of Total investment in Finance Lease And the Present Value of the Minimum Lease Payments to be Recovered (Details) - KRW (₩) ₩ in Millions	Dec. 31, 2025	Dec. 31, 2024
Disclosure of maturity analysis of finance lease payments receivable [line items]
Total investment in lease	₩ 1,081,842	₩ 1,205,329
Net investment in lease	988,999	1,106,019
Within one year
Disclosure of maturity analysis of finance lease payments receivable [line items]
Total investment in lease	296,640	281,087
Net investment in lease	277,976	263,105
After one year but within two years
Disclosure of maturity analysis of finance lease payments receivable [line items]
Total investment in lease	288,032	372,273
Net investment in lease	266,930	348,055
After two years but within three years
Disclosure of maturity analysis of finance lease payments receivable [line items]
Total investment in lease	174,700	327,294
Net investment in lease	160,310	297,093
After three years but within four years
Disclosure of maturity analysis of finance lease payments receivable [line items]
Total investment in lease	103,904	152,027
Net investment in lease	91,402	136,499
After four years but within five years
Disclosure of maturity analysis of finance lease payments receivable [line items]
Total investment in lease	217,393	72,648
Net investment in lease	191,328	61,267
After five years
Disclosure of maturity analysis of finance lease payments receivable [line items]
Total investment in lease	1,173	0
Net investment in lease	₩ 1,053	₩ 0